FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Financial assets classification	The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and various tax and duties of $7,929 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $8,064 million.

(US$ MILLIONS)	2021	2020
Current
Marketable securities	$1,262	$995
Restricted cash	224	833
Derivative contracts	179	167
Loans and notes receivable	211	195
Other financial assets (1)	138	385
Total current	$2,014	$2,575
Non-current
Marketable securities	$3,601	$3,535
Restricted cash	297	272
Derivative contracts	123	110
Loans and notes receivable	936	1,002
Other financial assets (1)	1,579	1,302
Total non-current	$6,536	$6,221
____________________________________
(1)Other financial assets includes secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	2021	2020
Current, net	$4,945	$4,306
Non-current, net
Accounts receivable	60	60
Retainer on customer contract	61	68
Billing rights	572	555
Total non-current, net	$693	$683
Total	$5,638	$4,989
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2021	2020	2019
Loss allowance - beginning	$156	$86	$45
Add: increase in allowance	54	116	53
Deduct: bad debt write offs	(47)	(55)	(23)
Foreign currency translation and other	(6)	9	11
Loss allowance - ending	$157	$156	$86

Financial liabilities classification	The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and various tax and duties of $7,929 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $8,064 million.

Carrying and fair values of financial assets	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2021 and 2020:

	2021			2020
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$865	$—	$—	$481	$—	$—
Corporate and government bonds	43	3,956	—	—	4,049	—
Derivative assets	2	300	—	46	231	—
Other financial assets (1)	586	712	297	775	571	341
	$1,496	$4,968	$297	$1,302	$4,851	$341
Financial liabilities
Derivative liabilities	$14	$348	$19	$72	$722	$—
Other financial liabilities (2)	—	—	479	—	—	11
	$14	$348	$498	$72	$722	$11
____________________________________
(1)Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
(2)Includes $411 million (2020: $nil) of contingent consideration payable between 2022 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
    The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,956	$4,049	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$300	$231	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$712	$571	Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$348	$722	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2021 and 2020:

	2021			2020
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$865	$—	$—	$481	$—	$—
Corporate and government bonds	43	3,956	—	—	4,049	—
Derivative assets	2	300	—	46	231	—
Other financial assets (1)	586	712	297	775	571	341
	$1,496	$4,968	$297	$1,302	$4,851	$341
Financial liabilities
Derivative liabilities	$14	$348	$19	$72	$722	$—
Other financial liabilities (2)	—	—	479	—	—	11
	$14	$348	$498	$72	$722	$11
____________________________________
(1)Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
(2)Includes $411 million (2020: $nil) of contingent consideration payable between 2022 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
    The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,956	$4,049	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$300	$231	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$712	$571	Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$348	$722	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets	The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$144	$254	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$143	$77	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	$9	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial liabilities - contingent consideration	$411	$—	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
    The following table presents the change in the balance financial assets classified as Level 3 as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$341	$287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	17	(3)
Additions	121	221
Disposals	(172)	(162)
Foreign currency translation and other	(5)	—
Balance at end of period	$297	$341
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$11	$37
Fair value change recorded in net income	3	(23)
Fair value change recorded in other comprehensive income	—	(1)
Additions	510	3
Disposals	(5)	(5)
Foreign currency translation and other	(21)	—
Balance at end of period	$498	$11

Schedule of significant unobservable inputs used and change in balance of financial liabilities	The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$144	$254	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$143	$77	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	$9	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial liabilities - contingent consideration	$411	$—	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
    The following table presents the change in the balance financial assets classified as Level 3 as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$341	$287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	17	(3)
Additions	121	221
Disposals	(172)	(162)
Foreign currency translation and other	(5)	—
Balance at end of period	$297	$341
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$11	$37
Fair value change recorded in net income	3	(23)
Fair value change recorded in other comprehensive income	—	(1)
Additions	510	3
Disposals	(5)	(5)
Foreign currency translation and other	(21)	—
Balance at end of period	$498	$11